UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.      Name and address of issuer:

        American AAdvantage Mileage Funds
        4333 Amon Carter Boulevard, MD 5645
        Fort Worth, TX  76155


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2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
        /  /
        American AAdvantage S&P 500 Index Mileage Fund

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3.      Investment Company Act File Number: 811-9018

        Securities Act File Number:   33-91058

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4(a).   Last day of fiscal year for which this Form is filed:

                December 31, 1998

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4(b).   /  / Check box if this Form is being filed late (i.e., more than
             90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.

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4(c).   /  / Check box if this is the last time the issuer will be filing this Form.


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5.      Calculation of registration fee:


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        (i) Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                          $ 10,659,440
                                                                      ----------

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       (ii) Aggregate price of securities redeemed
            or repurchased during the fiscal year:     $ 8,506,374
                                                         ---------

------ -------------------------------------------------------------------------
     (iii)  Aggregate  price  of  securities
            redeemed  or  repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission:            $ 2,153,066
                                                         ---------

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      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii):                            $  8,506,374
                                                                      ----------

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       (v)  Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                        $  2,153,066
                                                                       ---------

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      (vi)  Redemption  credits  available for
            use in future years - if Item 5(i)
            is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                $ 0
                                                         ---------
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     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                                 x .000278
                                                                         -------

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    (viii)  Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):                                         = $   598.55
                                                                          ------
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for
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       which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.     Interest due - if this Form is being filed more
       than 90 days after the end of the issuer's fiscal
       year (see Instruction D):                               + $ 0
                                                                   ==========
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8.     Total of the amount of the registration fee due
       plus any interest due plus any interest due
       [line 5(viii) plus line 7]:                               $ 598.55
                                                                   ==========
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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:

               3/15/99

       Method of Delivery:

          / X /   Wire Transfer

          /  /   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ William F. Quinn
                             ----------------------
                             William F. Quinn
                             President



Date:  March 9, 1999


                 *Please print the name and title of the signing officer below the signature.